Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2021	Aug. 16, 2021	Aug. 15, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preferred stock — par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock — shares authorized (in shares)	1,000,000	1,000,000		1,000,000
Preferred stock — shares issued (in shares)	0			0
Preferred stock — shares outstanding (in shares)	0		16,383,725	0
Common stock — par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock — shares authorized (in shares)	300,000,000	300,000,000		300,000,000
Common stock — shares issued (in shares)	155,137,237			101,286,645
Common stock — shares outstanding (in shares)	155,137,237	154,404,302		101,286,645